Losses and Loss Adjustment Expenses - Reconciliation Of Net Incurred Losses Prior To Provision For Bad Debt (Details) - Run-off - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	$ 7,587,170
Provision for Bad Debt	48,441
Total Net Reserves	7,635,611	$ 6,707,137
Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	1,563,706
Provision for Bad Debt	22,417
Total Net Reserves	1,586,123	1,762,099
Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	261,387
Provision for Bad Debt	3,661
Total Net Reserves	265,048	316,229
General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	1,732,445
Provision for Bad Debt	7,256
Total Net Reserves	1,739,701	820,822
Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	1,687,272
Provision for Bad Debt	1,737
Total Net Reserves	1,689,009	1,714,652
Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	283,868
Provision for Bad Debt	2,010
Total Net Reserves	285,878	344,746
Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	106,135
Provision for Bad Debt	13
Total Net Reserves	106,148	124,133
Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	833,085
Provision for Bad Debt	597
Total Net Reserves	833,682	656,404
Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	732,268
Provision for Bad Debt	2,405
Total Net Reserves	734,673	483,372
Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	130,309
Provision for Bad Debt	1,699
Total Net Reserves	132,008	178,460
All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves per all Acquisition Years	256,695
Provision for Bad Debt	6,646
Total Net Reserves	$ 263,341	$ 306,220